Offerings - Offering: 1	Feb. 13, 2025
Offering:
Fee Previously Paid	false
Rule 457(u)	true
Security Type	Exchange-Traded Vehicle Securities
Security Class Title	Pro Shares Trust II, on behalf of Pro Shares VIX Short-Term Futures ETF (VIXY) Pro Shares Ultra VIX Short-Term Futures ETF (UVXY) Pro Shares Short VIX Short-Term Futures ETF (SVXY) Common Units of Beneficial Interest
Offering Note
(1)
In accordance with Rule 456(d) under the Securities Act of 1933, as amended (the “Securities Act”), an indeterminate number of Common Units of Beneficial Interest of ProShares Trust II, on behalf of ProShares VIX Short-Term Futures ETF (VIXY), ProShares Ultra VIX Short-Term Futures ETF (UVXY), and ProShares Short VIX Short-Term Futures ETF (SVXY) (the “Shares”) are being registered as may from time to time be offered hereunder at indeterminate prices.

(2)
In accordance with Rules 456(d) and 457(u) under the Securities Act, the registrant is deferring payment of these registration fees and will pay these registration fees on an annual net basis no later than 90 days after the end of each fiscal year.